Land, furniture and equipment - Net: (Tables)	12 Months Ended
Dec. 31, 2019
Land, furniture and equipment - Net:
Schedule of land, furniture and equipment, net

			Foreign currency
	01/01/2018		translation		Additions		Disposals transfers		12/31/2018

Land	Ps.	302,347	Ps.	(24)					Ps.	302,323
Furniture & equipment		72,708		(335)	Ps.	11,093				83,466
Machinery & equipment		65,383		(150)		15,278				80,511
Computer equipment		15,567		(337)		30,860	Ps.	(278)		45,812
Transport equipment		20,913		(64)		1,215				22,064
Improvements to leased premises		44,916		52		15,672				60,640
Accumulated depreciation		(59,529)		(929)		(44,298)		278		(104,478)
		462,305		(1,787)		29,820		—		490,338
Equipment in transit		10,933		(230)		57,439				68,142
	Ps.	473,238	Ps.	(2,017)	Ps.	87,259		—	Ps.	558,480

			Foreign currency
	01/01/2019		translation		Additions		Disposals transfers		12/31/2019

Land	Ps.	302,323							Ps.	302,323
Furniture & equipment		83,466	Ps.	(270)	Ps.	27,424				110,620
Machinery & equipment		80,511		(3,869)		46,571	Ps.	(16,370)		106,843
Computer equipment		45,812		980		6,181				52,973
Transport equipment		22,064		(1,295)		9,549				30,318
Improvements to leased premises		60,640		5,040		4,615		(11,137)		59,158
Accumulated depreciation		(104,478)		1,643		(66,284)		27,507		(141,612)
		490,338		2,229		28,056		—		520,623
Equipment in transit		68,142		(377)				(67,765)		—
	Ps.	558,480	Ps.	1,852	Ps.	28,056	Ps.	(67,765)	Ps.	520,623